UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® International
Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity ® International Real Estate Fund

1.847932.107

AIRE-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
Australia - 14.2%
Abacus Property Group unit	2,507,194	$ 5,683,207
Ardent Leisure Group unit	850,000	2,108,366
Charter Hall Group unit	755,063	2,946,105
GDI Property Group unit (a)	1,344,100	1,148,775
Goodman Group unit	1,352,545	6,257,441
Hotel Property Investments unit (a)	706,295	1,351,665
Mirvac Group unit	3,808,432	6,191,558
National Storage (REIT) unit (a)	2,889,255	3,288,044
Ramsay Health Care Ltd.	24,164	1,005,911
Westfield Group unit	2,266,802	23,059,157
TOTAL AUSTRALIA		53,040,229
Belgium - 1.5%
Warehouses de Pauw	71,735	5,533,398
Bermuda - 4.4%
Great Eagle Holdings Ltd.	1,148,088	4,109,332
Hongkong Land Holdings Ltd.	1,522,000	10,654,000
Tai Cheung Holdings Ltd.	2,589,000	1,789,904
TOTAL BERMUDA		16,553,236
Brazil - 0.7%
BHG SA (Brazil Hospitality Group) (a)	174,300	1,086,566
BR Malls Participacoes SA	171,000	1,471,685
TOTAL BRAZIL		2,558,251
Cayman Islands - 1.4%
iKang Healthcare Group, Inc. sponsored ADR	37,500	514,875
KWG Property Holding Ltd.	2,644,000	1,463,025
Langham Hospitality Investment unit	3,711,905	1,838,489
Longfor Properties Co. Ltd.	1,110,000	1,434,577
TOTAL CAYMAN ISLANDS		5,250,966
France - 3.1%
Altarea	10,309	1,930,796
Societe de la Tour Eiffel	11,025	795,062
Societe Fonciere Lyonnaise SA	104,486	5,469,290
Unibail-Rodamco	12,057	3,252,619
TOTAL FRANCE		11,447,767
Common Stocks - continued
	Shares	Value
Germany - 3.5%
LEG Immobilien AG	165,595	$ 11,045,814
Patrizia Immobilien AG	172,564	2,037,351
TOTAL GERMANY		13,083,165
Greece - 0.3%
Eurobank Properties Real Estate Investment Co.	95,739	1,107,748
Hong Kong - 9.3%
Hang Lung Properties Ltd.	2,250,000	6,689,389
Hysan Development Co. Ltd.	657,703	2,812,201
Magnificent Estates Ltd.	38,167,000	1,846,088
Sino Land Ltd.	5,127,348	7,671,562
Sun Hung Kai Properties Ltd.	1,230,044	15,492,657
TOTAL HONG KONG		34,511,897
Italy - 1.3%
Beni Stabili SpA SIIQ	1,917,933	1,712,253
Immobiliare Grande Distribuzione SpA	1,700,000	3,155,666
TOTAL ITALY		4,867,919
Japan - 23.3%
Advance Residence Investment Corp.	6,407	14,495,418
Fukuoka (REIT) Investment Fund	5,303	8,527,541
Goldcrest Co. Ltd.	131,100	2,732,666
Hulic Co. Ltd.	287,300	3,453,726
Ichigo Group Holdings Co. Ltd.	355,100	1,048,958
Kenedix, Inc. (a)(d)	376,900	1,297,685
Message Co. Ltd.	40,000	1,281,362
Mitsubishi Estate Co. Ltd.	215,000	4,866,337
Mitsui Fudosan Co. Ltd.	996,000	29,431,370
Ship Healthcare Holdings, Inc.	58,900	2,004,910
Sumitomo Realty & Development Co. Ltd.	417,000	16,152,198
Tosei Corp.	189,700	1,146,717
Uchiyama Holdings Co. Ltd.	41,300	264,197
TOTAL JAPAN		86,703,085
Luxembourg - 2.4%
GAGFAH SA (a)	475,200	7,502,478
Grand City Properties SA (a)	125,000	1,408,160
TOTAL LUXEMBOURG		8,910,638
Common Stocks - continued
	Shares	Value
Netherlands - 2.0%
Eurocommercial (Certificaten Van Aandelen) unit	88,317	$ 4,054,405
VastNed Retail NV	64,255	3,304,575
TOTAL NETHERLANDS		7,358,980
Norway - 0.5%
Olav Thon Eiendomsselskap A/S	11,200	2,068,805
Singapore - 10.0%
CDL Hospitality Trusts unit	3,387,000	4,849,378
Global Logistic Properties Ltd.	4,337,358	9,859,991
Parkway Life REIT	4,958,000	9,926,282
UOL Group Ltd.	1,260,000	6,452,261
Wing Tai Holdings Ltd.	3,806,181	6,071,917
TOTAL SINGAPORE		37,159,829
Spain - 0.5%
Inmobiliaria Colonial SA	1,977,300	1,837,949
Sweden - 2.7%
Castellum AB	328,300	5,584,261
Hemfosa Fastigheter AB (a)	83,800	1,379,010
Hufvudstaden AB Series A	216,300	3,160,238
TOTAL SWEDEN		10,123,509
United Kingdom - 11.6%
Big Yellow Group PLC	612,100	5,312,034
Derwent London PLC	182,700	8,390,403
Helical Bar PLC	1,317,027	8,071,916
Mckay Securities PLC	414,795	1,519,738
Quintain Estates & Development PLC (a)	846,600	1,450,840
Safestore Holdings PLC	1,609,700	6,257,775
Segro PLC	1,019,108	6,020,596
St. Modwen Properties PLC	257,625	1,615,929
Unite Group PLC	668,290	4,767,240
TOTAL UNITED KINGDOM		43,406,471
TOTAL COMMON STOCKS (Cost $330,659,373)		345,523,842
Money Market Funds - 7.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	27,148,184	$ 27,148,184
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	642,400	642,400
TOTAL MONEY MARKET FUNDS (Cost $27,790,584)		27,790,584
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $358,449,957)		373,314,426
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(585,044)
NET ASSETS - 100%		$ 372,729,382
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,915
Fidelity Securities Lending Cash Central Fund	47,405
Total	$ 62,320
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $362,069,400. Net unrealized appreciation aggregated $11,245,026, of which $35,190,239 related to appreciated investment securities and $23,945,213 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Real Estate Fund

April 30, 2014

1.815812.109

IRE-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
Australia - 14.2%
Abacus Property Group unit	2,507,194	$ 5,683,207
Ardent Leisure Group unit	850,000	2,108,366
Charter Hall Group unit	755,063	2,946,105
GDI Property Group unit (a)	1,344,100	1,148,775
Goodman Group unit	1,352,545	6,257,441
Hotel Property Investments unit (a)	706,295	1,351,665
Mirvac Group unit	3,808,432	6,191,558
National Storage (REIT) unit (a)	2,889,255	3,288,044
Ramsay Health Care Ltd.	24,164	1,005,911
Westfield Group unit	2,266,802	23,059,157
TOTAL AUSTRALIA		53,040,229
Belgium - 1.5%
Warehouses de Pauw	71,735	5,533,398
Bermuda - 4.4%
Great Eagle Holdings Ltd.	1,148,088	4,109,332
Hongkong Land Holdings Ltd.	1,522,000	10,654,000
Tai Cheung Holdings Ltd.	2,589,000	1,789,904
TOTAL BERMUDA		16,553,236
Brazil - 0.7%
BHG SA (Brazil Hospitality Group) (a)	174,300	1,086,566
BR Malls Participacoes SA	171,000	1,471,685
TOTAL BRAZIL		2,558,251
Cayman Islands - 1.4%
iKang Healthcare Group, Inc. sponsored ADR	37,500	514,875
KWG Property Holding Ltd.	2,644,000	1,463,025
Langham Hospitality Investment unit	3,711,905	1,838,489
Longfor Properties Co. Ltd.	1,110,000	1,434,577
TOTAL CAYMAN ISLANDS		5,250,966
France - 3.1%
Altarea	10,309	1,930,796
Societe de la Tour Eiffel	11,025	795,062
Societe Fonciere Lyonnaise SA	104,486	5,469,290
Unibail-Rodamco	12,057	3,252,619
TOTAL FRANCE		11,447,767
Common Stocks - continued
	Shares	Value
Germany - 3.5%
LEG Immobilien AG	165,595	$ 11,045,814
Patrizia Immobilien AG	172,564	2,037,351
TOTAL GERMANY		13,083,165
Greece - 0.3%
Eurobank Properties Real Estate Investment Co.	95,739	1,107,748
Hong Kong - 9.3%
Hang Lung Properties Ltd.	2,250,000	6,689,389
Hysan Development Co. Ltd.	657,703	2,812,201
Magnificent Estates Ltd.	38,167,000	1,846,088
Sino Land Ltd.	5,127,348	7,671,562
Sun Hung Kai Properties Ltd.	1,230,044	15,492,657
TOTAL HONG KONG		34,511,897
Italy - 1.3%
Beni Stabili SpA SIIQ	1,917,933	1,712,253
Immobiliare Grande Distribuzione SpA	1,700,000	3,155,666
TOTAL ITALY		4,867,919
Japan - 23.3%
Advance Residence Investment Corp.	6,407	14,495,418
Fukuoka (REIT) Investment Fund	5,303	8,527,541
Goldcrest Co. Ltd.	131,100	2,732,666
Hulic Co. Ltd.	287,300	3,453,726
Ichigo Group Holdings Co. Ltd.	355,100	1,048,958
Kenedix, Inc. (a)(d)	376,900	1,297,685
Message Co. Ltd.	40,000	1,281,362
Mitsubishi Estate Co. Ltd.	215,000	4,866,337
Mitsui Fudosan Co. Ltd.	996,000	29,431,370
Ship Healthcare Holdings, Inc.	58,900	2,004,910
Sumitomo Realty & Development Co. Ltd.	417,000	16,152,198
Tosei Corp.	189,700	1,146,717
Uchiyama Holdings Co. Ltd.	41,300	264,197
TOTAL JAPAN		86,703,085
Luxembourg - 2.4%
GAGFAH SA (a)	475,200	7,502,478
Grand City Properties SA (a)	125,000	1,408,160
TOTAL LUXEMBOURG		8,910,638
Common Stocks - continued
	Shares	Value
Netherlands - 2.0%
Eurocommercial (Certificaten Van Aandelen) unit	88,317	$ 4,054,405
VastNed Retail NV	64,255	3,304,575
TOTAL NETHERLANDS		7,358,980
Norway - 0.5%
Olav Thon Eiendomsselskap A/S	11,200	2,068,805
Singapore - 10.0%
CDL Hospitality Trusts unit	3,387,000	4,849,378
Global Logistic Properties Ltd.	4,337,358	9,859,991
Parkway Life REIT	4,958,000	9,926,282
UOL Group Ltd.	1,260,000	6,452,261
Wing Tai Holdings Ltd.	3,806,181	6,071,917
TOTAL SINGAPORE		37,159,829
Spain - 0.5%
Inmobiliaria Colonial SA	1,977,300	1,837,949
Sweden - 2.7%
Castellum AB	328,300	5,584,261
Hemfosa Fastigheter AB (a)	83,800	1,379,010
Hufvudstaden AB Series A	216,300	3,160,238
TOTAL SWEDEN		10,123,509
United Kingdom - 11.6%
Big Yellow Group PLC	612,100	5,312,034
Derwent London PLC	182,700	8,390,403
Helical Bar PLC	1,317,027	8,071,916
Mckay Securities PLC	414,795	1,519,738
Quintain Estates & Development PLC (a)	846,600	1,450,840
Safestore Holdings PLC	1,609,700	6,257,775
Segro PLC	1,019,108	6,020,596
St. Modwen Properties PLC	257,625	1,615,929
Unite Group PLC	668,290	4,767,240
TOTAL UNITED KINGDOM		43,406,471
TOTAL COMMON STOCKS (Cost $330,659,373)		345,523,842
Money Market Funds - 7.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	27,148,184	$ 27,148,184
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	642,400	642,400
TOTAL MONEY MARKET FUNDS (Cost $27,790,584)		27,790,584
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $358,449,957)		373,314,426
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(585,044)
NET ASSETS - 100%		$ 372,729,382
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,915
Fidelity Securities Lending Cash Central Fund	47,405
Total	$ 62,320
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $362,069,400. Net unrealized appreciation aggregated $11,245,026, of which $35,190,239 related to appreciated investment securities and $23,945,213 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate
Investment Portfolio

April 30, 2014

1.800348.110

REA-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - 98.3%
REITs - Apartments - 16.1%
Apartment Investment & Management Co. Class A	1,970,674	$ 60,756
AvalonBay Communities, Inc.	714,000	97,497
Camden Property Trust (SBI)	1,003,100	68,702
Equity Residential (SBI)	2,804,800	166,717
Essex Property Trust, Inc.	391,000	67,745
Home Properties, Inc.	378,500	23,316
Post Properties, Inc.	885,300	44,451
UDR, Inc.	3,057,341	79,063
TOTAL REITS - APARTMENTS		608,247
REITs - Factory Outlets - 1.8%
Tanger Factory Outlet Centers, Inc.	1,907,300	68,052
REITs - Health Care Facilities - 11.0%
HCP, Inc.	3,916,600	163,949
Senior Housing Properties Trust (SBI)	119,600	2,807
Ventas, Inc.	3,798,454	251,002
TOTAL REITS - HEALTH CARE FACILITIES		417,758
REITs - Hotels - 5.1%
Host Hotels & Resorts, Inc.	8,326,905	178,612
Sunstone Hotel Investors, Inc.	885,500	12,672
TOTAL REITS - HOTELS		191,284
REITs - Industrial Buildings - 17.4%
Chambers Street Properties (d)	2,146,566	16,722
DCT Industrial Trust, Inc.	2,756,300	21,554
Duke Realty LP	4,736,800	82,989
DuPont Fabros Technology, Inc. (d)	1,353,000	32,783
Extra Space Storage, Inc.	1,177,700	61,629
Prologis, Inc.	3,958,000	160,814
Public Storage	1,571,000	275,726
Terreno Realty Corp.	271,448	4,959
TOTAL REITS - INDUSTRIAL BUILDINGS		657,176
REITs - Malls - 17.1%
General Growth Properties, Inc.	2,938,900	67,507
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - continued
Simon Property Group, Inc.	2,839,872	$ 491,866
The Macerich Co.	1,374,800	89,238
TOTAL REITS - MALLS		648,611
REITs - Management/Investment - 4.0%
Digital Realty Trust, Inc. (d)	1,646,300	87,912
Equity Lifestyle Properties, Inc.	1,002,687	41,983
WP Carey, Inc.	353,000	21,702
TOTAL REITS - MANAGEMENT/INVESTMENT		151,597
REITs - Mobile Home Parks - 0.9%
Sun Communities, Inc.	707,700	32,250
REITs - Office Buildings - 13.3%
Alexandria Real Estate Equities, Inc.	234,000	17,274
BioMed Realty Trust, Inc.	2,312,500	48,331
Boston Properties, Inc.	1,317,500	154,332
Brandywine Realty Trust (SBI)	2,560,100	37,249
Cousins Properties, Inc.	1,745,000	20,294
Douglas Emmett, Inc.	1,509,200	41,654
Highwoods Properties, Inc. (SBI)	936,123	37,773
Hudson Pacific Properties, Inc.	345,000	8,125
Piedmont Office Realty Trust, Inc. Class A (d)	1,865,000	32,843
SL Green Realty Corp.	1,022,446	107,060
TOTAL REITS - OFFICE BUILDINGS		504,935
REITs - Prisons - 0.6%
Corrections Corp. of America	640,000	20,992
REITs - Shopping Centers - 11.0%
Acadia Realty Trust (SBI)	815,000	22,111
Cedar Shopping Centers, Inc.	988,405	6,118
DDR Corp.	5,950,867	102,176
Excel Trust, Inc.	634,884	8,012
Glimcher Realty Trust	1,919,279	19,557
Kimco Realty Corp.	3,872,200	88,751
Kite Realty Group Trust	970,000	6,014
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Ramco-Gershenson Properties Trust (SBI)	977,124	$ 16,103
Vornado Realty Trust	1,435,071	147,238
TOTAL REITS - SHOPPING CENTERS		416,080
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,716,982
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
Real Estate Operating Companies - 0.7%
Forest City Enterprises, Inc. Class A (a)	1,428,400	27,011
TOTAL COMMON STOCKS (Cost $2,953,279)		3,743,993
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.11% (b)	27,209,505	27,210
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	103,253,475	103,253
TOTAL MONEY MARKET FUNDS (Cost $130,463)		130,463
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $3,083,742)		3,874,456
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(91,357)
NET ASSETS - 100%		$ 3,783,099
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	271
Total	$ 288
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $3,127,266,000. Net unrealized appreciation aggregated $747,190,000, of which $893,979,000 related to appreciated investment securities and $146,789,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 27, 2014